Average Annual Total Returns (Invesco Global Equity Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class Institutional, Invesco Global Equity Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)	[1]
Label	Return Before Taxes
1 Year	13.76%
5 Years	0.75%
10 Years	3.72%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions | Class Institutional, Invesco Global Equity Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)	[1]
Label	Return After Taxes on Distributions
1 Year	13.40%
5 Years	(0.79%)
10 Years	2.54%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Global Equity Fund
Average Annual Total Returns
Column	Institutional Class : Inception (04/30/04)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	9.41%
5 Years	0.29%
10 Years	2.90%
Inception Date	Apr. 30, 2004
MSCI World Index
Average Annual Total Returns
Label	MSCI World IndexSM
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
Lipper Global Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Global Multi-Cap Core Funds Index
1 Year	13.70%
5 Years	3.86%
10 Years	4.76%

[1]	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is September 15, 1997.